SHARE CAPITAL - Disclosure of Fair Value of Stock Options Granted (Details) - Stock Options [Member] - Year	12 Months Ended
	May 31, 2026	May 31, 2025
Disclosure of classes of share capital [line items]
Risk-free interest rate	2.92%
Expected life	5
Expected volatility	66.38%
Dividend rate	0.00%	0.00%
Minimum [Member]
Disclosure of classes of share capital [line items]
Risk-free interest rate		3.02%
Expected life		1
Expected volatility		54.41%
Maximum [Member]
Disclosure of classes of share capital [line items]
Risk-free interest rate		3.14%
Expected life		5
Expected volatility		64.16%